Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt [Abstract]
Interest expense and amortization of debt issuance costs	$ 85,378	$ 68,889
Capitalized interest	$ 31,215	$ 19,614
Weighted average interest rate	6.12%	4.62%